Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies and Commitments [Abstract]
Schedule of Contingent Loans and Other Liabilities	The Bank and its subsidiaries have exposures associated with contingent loans and other liabilities according to the following detail:
	2023	2022
	MCh$	MCh$
Guarantees and sureties
Guarantees and sureties in chilean currency	—	—
Guarantees and sureties in foreign currency	351,531	348,774

Letters of credit for goods circulation operations	350,604	424,195

Debt purchase commitments in local currency abroad	—	—

Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,209,109	2,230,917
Transactions related to contingent events in foreign currency	431,188	466,691

Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account — commercial loans	1,581,711	1,396,659
Balance of lines of credit on credit card — commercial loans	317,560	290,950
Balance of lines of credit and agreed overdraft in current account — consumer loans	1,476,241	1,457,303
Balance of lines of credit on credit card — consumer loans	6,708,946	6,202,951
Balance of lines of credit and agreed overdraft in current account — due from banks loans	—	—

Undrawn credit lines	—	—

Other commitments
Credits for higher studies Law No. 20,027 (CAE)	—	—
Other irrevocable credit commitments	120,545	72,355

Other credit commitments	—	—

Total	13,547,435	12,890,795

Responsibilities assumed to meet customer needs:
	2023	2022
	MCh$	MCh$
Transactions on behalf of third parties
Collections	176,146	174,238
Placement or sale of financial instruments	—	—
Transferred financial assets managed by the bank	—	—
Third-party resources managed by the bank	921,105	766,706
Subtotal	1,097,251	940,944

Securities custody
Securities safekept by a banking subsidiary	6,267,729	5,593,924
Securities safekept by the Bank	3,133,770	3,646,536
Securities safekept deposited in another entity	17,238,292	14,855,338
Securities issued by the bank	—	—
Subtotal	26,639,791	24,095,798

Total	27,737,042	25,036,742

Schedule of Estimated Dates of the Respective Legal Contingencies	The estimated end dates of the respective legal contingencies are as follows:
	As of December 31, 2023
	2024	2025	2026	2027	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	882	291	—	—	1,173

Schedule of Subsidiary Established a Guarantee in an Insurance Policy
	2023	2022
Guarantees:	MCh$	MCh$
Shares delivered to guarantee forward sales transactions covered simultaneously:
Santiago Securities Exchange, Stock Exchange	17,070	15,840
Electronic Chilean Securities Exchange, Stock Exchange	11,432	10,323

Fixed income securities to guarantee CCLV system	7,820	9,983
Fixed income securities as collateral for the Santiago Stock Exchange	2,142	—

Fixed Income securities to guarantee equity short sale and Hedging Loan:
Santiago Securities Exchange, Stock Exchange	—	—

Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	2,350	7,992

Cash guarantees received for operations with derivatives	1,062	743
Cash guarantees for operations with derivatives	6,142	1,443

Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	189	273
Depósito Central de Valores S.A.	276	1,363

Financial intermediation securities received for operations with derivatives
Internal custody	—	238

Total	48,483	48,198

Schedule of insurance policies contracted	The policies contracted are:
Matter insured	Amount Insured (UF)

Errors and omissions liability policy	500
Civil responsibility policy	60,000